Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders’ Deficit (Unaudited) - USD ($)	Successor Convertible Preferred Stock Previously Reported Series A	Successor Convertible Preferred Stock Previously Reported Series B	Successor Convertible Preferred Stock Previously Reported Series C	Successor Convertible Preferred Stock Series A	Successor Convertible Preferred Stock Series B	Successor Convertible Preferred Stock Series C	Successor Convertible Preferred Stock Series D	Successor Series A Common Stock Previously Reported Series A	Successor Series A Common Stock Series A	Successor Additional Paid-in Capital Previously Reported	Successor Additional Paid-in Capital	Successor Stock Subscriptions Receivable Previously Reported	Successor Stock Subscriptions Receivable	Successor Accumulated Deficit Previously Reported	Successor Accumulated Deficit	Successor Previously Reported	Successor	Predecessor Convertible Preferred Stock Previously Reported Series A	Predecessor Convertible Preferred Stock Previously Reported Series Seed	Predecessor Convertible Preferred Stock Series A	Predecessor Convertible Preferred Stock Series Seed	Predecessor Series A Common Stock Previously Reported	Predecessor Series A Common Stock	Predecessor Additional Paid-in Capital Previously Reported	Predecessor Additional Paid-in Capital	Predecessor Accumulated Deficit Previously Reported	Predecessor Accumulated Deficit	Predecessor Convertible Preferred Stock Previously Reported Series A	Predecessor Convertible Preferred Stock Previously Reported Series Seed	Predecessor Convertible Preferred Stock Series A	Predecessor Convertible Preferred Stock Series Seed	Predecessor Previously Reported	Predecessor	Convertible Preferred Stock Series A	Convertible Preferred Stock Series B	Convertible Preferred Stock Series C	Convertible Preferred Stock Series D	Convertible Preferred Stock Series Seed	Series A Common Stock Series B	Series A Common Stock Series A	Series A Common Stock	Additional Paid-in Capital	Stock Subscriptions Receivable	Accumulated Deficit	Total
Balance at Dec. 31, 2022																		$ 38,023,784	$ 4,077,560					$ 929,464		$ (35,800,244)						$ (34,870,780)
Balance (in Shares) at Dec. 31, 2022																		22,764,764	5,155,703			291
Issuance of common stock from exercise of stock options																								5,766								5,766
Issuance of common stock from exercise of stock options (in Shares)																						1
Stock based compensation expense																								96,896								96,896
Net loss																										(7,289,577)						(7,289,577)	$ (7,289,577)												$ (7,289,577)
Balance at Dec. 31, 2023																		$ 38,023,784	$ 4,077,560					1,032,126	$ 1,032,126	(43,089,821)	$ (43,089,821)			$ 38,023,784	$ 4,077,560	(42,057,695)	(42,057,695)
Balance (in Shares) at Dec. 31, 2023																		22,764,764	5,155,703			292	292							22,764,764	5,155,703
Stock based compensation expense																									4,431								4,431									$ 4,431			4,431
Net loss																											(572,211)						(572,211)											(572,211)	(572,211)
Balance at Feb. 13, 2024	$ 8,937,852			$ 8,937,852				$ 1	$ 1	$ 53,899,885	$ 53,899,885	$ (2,000,000)	$ (2,000,000)	$ (63,185,641)		$ (2,347,903)	$ (2,347,903)			$ 38,023,784	$ 4,077,560			1,036,557	1,036,557	(43,662,032)	(43,662,032)	$ 38,023,784	$ 4,077,560			(42,625,475)	(42,625,475)
Balance (in Shares) at Feb. 13, 2024	10,089			10,089				7,266	7,266											22,764,764	5,155,703	292	292					22,764,764	5,155,703
Balance at Dec. 31, 2023																		$ 38,023,784	$ 4,077,560					1,032,126	1,032,126	(43,089,821)	(43,089,821)			$ 38,023,784	$ 4,077,560	(42,057,695)	(42,057,695)
Balance (in Shares) at Dec. 31, 2023																		22,764,764	5,155,703			292	292							22,764,764	5,155,703
Balance at Dec. 31, 2024	$ 1,708,396	$ 218,051	$ 1,249,999	$ 1,708,396	$ 218,051	$ 1,249,999		$ 12	$ 12	67,142,276	67,142,276	(1,295,444)	(1,295,444)	(70,917,853)	$ (70,917,853)	(1,894,563)	(1,894,563)																												(1,894,563)
Balance (in Shares) at Dec. 31, 2024	1,894	273	2,853	1,894	273	2,853		120,794	120,794
Balance at Feb. 13, 2024	$ 8,937,852			$ 8,937,852				$ 1	$ 1	53,899,885	53,899,885	(2,000,000)	(2,000,000)	(63,185,641)		(2,347,903)	(2,347,903)			$ 38,023,784	$ 4,077,560			1,036,557	1,036,557	(43,662,032)	(43,662,032)	$ 38,023,784	$ 4,077,560			(42,625,475)	(42,625,475)
Balance (in Shares) at Feb. 13, 2024	10,089			10,089				7,266	7,266											22,764,764	5,155,703	292	292					22,764,764	5,155,703
Balance at Feb. 13, 2024	$ 8,937,852			$ 8,937,852				$ 1	$ 1	53,899,885	53,899,885	(2,000,000)	(2,000,000)	(63,185,641)		(2,347,903)	(2,347,903)			$ 38,023,784	$ 4,077,560			1,036,557	1,036,557	(43,662,032)	(43,662,032)	$ 38,023,784	$ 4,077,560			(42,625,475)	(42,625,475)
Balance (in Shares) at Feb. 13, 2024	10,089			10,089				7,266	7,266											22,764,764	5,155,703	292	292					22,764,764	5,155,703
Issuance of Series B shares sold to investors for stock subscription receivable					$ 500,000								(500,000)
Issuance of Series B shares sold to investors for stock subscription receivable (in Shares)					626
Stock based compensation expense											96,289						96,289
Net loss																	(1,727,483)
Balance at Mar. 31, 2024				$ 8,937,852	$ 500,000				$ 1		53,996,174		(2,500,000)				(3,979,097)
Balance (in Shares) at Mar. 31, 2024				10,089	626				7,266
Balance at Feb. 13, 2024	$ 8,937,852			$ 8,937,852				$ 1	$ 1	53,899,885	53,899,885	(2,000,000)	(2,000,000)	(63,185,641)		(2,347,903)	(2,347,903)			$ 38,023,784	$ 4,077,560			1,036,557	1,036,557	(43,662,032)	(43,662,032)	$ 38,023,784	$ 4,077,560			(42,625,475)	(42,625,475)
Balance (in Shares) at Feb. 13, 2024	10,089			10,089				7,266	7,266											22,764,764	5,155,703	292	292					22,764,764	5,155,703
Net loss																	(8,404,104)																												(8,404,104)
Balance at Sep. 30, 2024				$ 1,972,727	$ 360,000	$ 1,249,999			$ 7		66,378,194		(2,073,607)				(3,702,425)
Balance (in Shares) at Sep. 30, 2024				3,125	486	2,853			73,771
Balance at Feb. 13, 2024	$ 8,937,852			$ 8,937,852				$ 1	$ 1	53,899,885	53,899,885	(2,000,000)	(2,000,000)	(63,185,641)		(2,347,903)	(2,347,903)			$ 38,023,784	$ 4,077,560			$ 1,036,557	$ 1,036,557	$ (43,662,032)	$ (43,662,032)	$ 38,023,784	$ 4,077,560			$ (42,625,475)	$ (42,625,475)
Balance (in Shares) at Feb. 13, 2024	10,089			10,089				7,266	7,266											22,764,764	5,155,703	292	292					22,764,764	5,155,703
Issuance of Series A shares for rounding purchases	$ 1,875									130						2,005
Issuance of Series A shares for rounding purchases (in Shares)	3
Issuance of common stock for Arena Equity Line of Credit (ELOC) commitment fee										500,000						500,000
Issuance of common stock for Arena Equity Line of Credit (ELOC) commitment fee (in Shares)								173
Issuance of shares of Series A Preferred Stock upon exercise of Series A Preferred Warrants, net of issuance costs of $14,693	$ 1,529,493									(1,507,600)		1,507,600				1,529,493
Issuance of shares of Series A Preferred Stock upon exercise of Series A Preferred Warrants, net of issuance costs of $14,693 (in Shares)	1,875
Purchases of shares of Common Stock under Keystone ELOC								$ 2		4,809,701		(716,694)				4,093,009
Purchases of shares of Common Stock under Keystone ELOC (in Shares)								22,675
Issuance of shares of Common Stock upon conversion of Series A Preferred Stock	$ (8,760,824)							$ 9		8,760,815																																			20,000
Issuance of shares of Common Stock upon conversion of Series A Preferred Stock (in Shares)	(10,073)							86,194
Issuance of shares of Common Stock upon conversion of Series B Preferred Stock		$ (281,949)								281,949
Issuance of shares of Common Stock upon conversion of Series B Preferred Stock (in Shares)		(353)						2,691
Issuance of shares of Series C Preferred Stock sold to investors, net of issuance costs of $446,438			$ 1,249,999							(446,438)						803,561
Issuance of shares of Series C Preferred Stock sold to investors, net of issuance costs of $446,438 (in Shares)			2,853
Subscription receivable for share issued in advance										86,350		(86,350)
Subscription receivable for share issued in advance (in Shares)								863
Deemed dividend – common stock liability										(85,500)						(85,500)
Issuance of Series B shares sold to investors for stock subscription receivable		$ 500,000								(81,684)						418,316
Issuance of Series B shares sold to investors for stock subscription receivable (in Shares)		626
Issuance of shares of Common Stock for Keystone ELOC commitment fee
Issuance of shares of Common Stock for Keystone ELOC commitment fee (in Shares)								932
Stock based compensation expense										924,668						924,668
Net loss														(7,732,212)		(7,732,212)	(7,732,212)																												(7,732,212)
Balance at Dec. 31, 2024	$ 1,708,396	$ 218,051	$ 1,249,999	$ 1,708,396	$ 218,051	$ 1,249,999		$ 12	$ 12	67,142,276	67,142,276	(1,295,444)	(1,295,444)	(70,917,853)	(70,917,853)	(1,894,563)	(1,894,563)																												(1,894,563)
Balance (in Shares) at Dec. 31, 2024	1,894	273	2,853	1,894	273	2,853		120,794	120,794
Balance at Mar. 31, 2024				$ 8,937,852	$ 500,000				$ 1		53,996,174		(2,500,000)				(3,979,097)
Balance (in Shares) at Mar. 31, 2024				10,089	626				7,266
Cash received for Series B stock subscription																																											$ 500,000		500,000
Issuance of Series A shares for rounding purchases																																		$ 1,875								128			2,003
Issuance of Series A shares for rounding purchases (in Shares)																																		3
Issuance of common stock for Arena Equity Line of Credit (ELOC) commitment fee																																										500,000			500,000
Issuance of common stock for Arena Equity Line of Credit (ELOC) commitment fee (in Shares)																																								173
Purchases of Common Stock under Keystone ELOC, net of issuance costs of $933,345 and subscriptions receivable of $194,971																																										1,700,113	(194,971)		1,505,142
Purchases of Common Stock under Keystone ELOC, net of issuance costs of $933,345 and subscriptions receivable of $194,971 (in Shares)																																								3,930
Stock based compensation expense																																										1,388,738			1,388,738
Net loss																																													(2,448,654)
Balance at Jun. 30, 2024				$ 8,939,727	$ 500,000				$ 1		57,585,153		(2,194,971)				(2,531,868)
Balance (in Shares) at Jun. 30, 2024				10,092	626				11,369
Issuance of shares of Series A Preferred Stock on exercise of Series A Preferred Warrants																																		$ 38,000								(38,000)	38,000		38,000
Issuance of shares of Series A Preferred Stock on exercise of Series A Preferred Warrants (in Shares)																																		38
Issuance of common stock for Keystone ELOC
Issuance of common stock for Keystone ELOC (in Shares)																																								807
Purchases of Common Stock under Keystone ELOC																																								$ 1		1,705,730	194,971		1,900,702
Purchases of Common Stock under Keystone ELOC (in Shares)																																								6,499
Issuance of shares of Common Stock on conversion of Series A Preferred Stock																																		$ (7,005,000)						$ 5		7,004,995
Issuance of shares of Common Stock on conversion of Series A Preferred Stock (in Shares)																																		(7,005)						54,474
Issuance of shares of Common Stock on conversion of Series B Preferred Stock																																			$ (140,000)							140,000
Issuance of shares of Common Stock on conversion of Series B Preferred Stock (in Shares)																																			(140)					622
Issuance of shares of Series C Preferred Stock sold to investors, net of issuance costs of $434,428																																				$ 1,249,999						(434,428)	(111,607)		703,964
Issuance of shares of Series C Preferred Stock sold to investors, net of issuance costs of $434,428 (in Shares)																																				2,853
Stock based compensation expense																																										414,744			414,744
Net loss																																													(4,227,967)
Balance at Sep. 30, 2024				$ 1,972,727	$ 360,000	$ 1,249,999			$ 7		66,378,194		(2,073,607)				(3,702,425)
Balance (in Shares) at Sep. 30, 2024				3,125	486	2,853			73,771
Balance at Dec. 31, 2024	$ 1,708,396	$ 218,051	$ 1,249,999	$ 1,708,396	$ 218,051	$ 1,249,999		$ 12	$ 12	67,142,276	67,142,276	(1,295,444)	(1,295,444)	(70,917,853)	(70,917,853)	(1,894,563)	(1,894,563)																												(1,894,563)
Balance (in Shares) at Dec. 31, 2024	1,894	273	2,853	1,894	273	2,853		120,794	120,794
Issuance of shares of Series A Preferred Stock upon exercise of Series A Preferred Warrants, net of issuance costs of $14,693				$ 500,000							(500,000)		500,000				500,000
Issuance of shares of Series A Preferred Stock upon exercise of Series A Preferred Warrants, net of issuance costs of $14,693 (in Shares)				625
Sale of common stock									$ 2		587,998						588,000
Sale of common stock (in Shares)									15,000
Sale of pre-funded warrants, net of issuance costs											3,572,795						3,572,795
Exercise of pre-funded warrants									$ 9		173						182
Exercise of pre-funded warrants (in Shares)									91,214
Purchases of shares of Common Stock under Keystone ELOC									$ 1		1,227,240						1,227,241
Purchases of shares of Common Stock under Keystone ELOC (in Shares)									14,531
Collection of stock subscriptions receivable related to prior Keystone ELOC purchases													716,694				716,694
Issuance of shares of Common Stock upon conversion of Series A Preferred Stock				$ (921,081)					$ 1		921,080
Issuance of shares of Common Stock upon conversion of Series A Preferred Stock (in Shares)				(1,090)					14,447
Issuance of shares of Common Stock upon conversion of Series B Preferred Stock					$ (59,904)						59,904
Issuance of shares of Common Stock upon conversion of Series B Preferred Stock (in Shares)					(75)				2,500
Redemption of Series C Preferred Stock						$ (267,856)					(127,144)						(395,000)
Redemption of Series C Preferred Stock (in Shares)						(316)
Stock-based inducement expense related to conversion of Series A Preferred Stock											156,250						156,250
Stock based compensation expense											304,946						304,946
Net loss															(5,105,931)		(5,105,931)
Balance at Mar. 31, 2025				$ 1,287,315	$ 158,147	$ 982,143			$ 25		73,345,518		(78,750)		(76,023,784)		(329,386)
Balance (in Shares) at Mar. 31, 2025				1,429	198	2,537			258,486
Balance at Dec. 31, 2024	$ 1,708,396	$ 218,051	$ 1,249,999	$ 1,708,396	$ 218,051	$ 1,249,999		$ 12	$ 12	$ 67,142,276	67,142,276	$ (1,295,444)	(1,295,444)	$ (70,917,853)	(70,917,853)	$ (1,894,563)	(1,894,563)																												(1,894,563)
Balance (in Shares) at Dec. 31, 2024	1,894	273	2,853	1,894	273	2,853		120,794	120,794
Purchases of shares of Common Stock under Keystone ELOC (in Shares)																																							70,299
Net loss																	(15,379,641)																												(15,379,641)
Balance at Sep. 30, 2025																																		$ 1,287,315		$ 2,292	$ 7,408,866			$ 150		73,055,709		(86,297,494)	(4,543,162)
Balance (in Shares) at Sep. 30, 2025																																		1,429		7	9,800			1,496,398
Balance at Mar. 31, 2025				$ 1,287,315	$ 158,147	$ 982,143			$ 25		73,345,518		(78,750)		(76,023,784)		(329,386)
Balance (in Shares) at Mar. 31, 2025				1,429	198	2,537			258,486
Exercise of pre-funded warrants																																								$ 1		20			21
Exercise of pre-funded warrants (in Shares)																																								10,550
Issuance of shares of Common Stock upon conversion of Series C Preferred Stock																																				$ (935,208)				$ 81		935,127
Issuance of shares of Common Stock upon conversion of Series C Preferred Stock (in Shares)																																				(2,477)				808,444
Issuance of Series D Preferred Stock for cash and equity securities, net of issuance costs of $362,221																																					$ 7,240,180					(4,500,000)			2,740,180
Issuance of Series D Preferred Stock for cash and equity securities, net of issuance costs of $362,221 (in Shares)																																					9,503
Stock-based inducement expense related to conversion of Series C Preferred Stock																																										707,300			707,300
Purchases of shares of Common Stock under Keystone ELOC																																								$ 8		481,963			481,971
Purchases of shares of Common Stock under Keystone ELOC (in Shares)																																								75,064
Issuance of shares of Common Stock upon conversion of Series B Preferred Stock																																			$ (158,147)					$ 4		158,143
Issuance of shares of Common Stock upon conversion of Series B Preferred Stock (in Shares)																																			(198)					42,258
Issuance of common stock from exercise of stock options (in Shares)																																													10,550
Stock based compensation expense																																										183,328			$ 183,328
Net loss																																												(5,417,315)	(5,417,315)
Balance at Jun. 30, 2025				$ 1,287,315		$ 46,935	$ 7,240,180		$ 119		$ 71,311,399		$ (78,750)		$ (81,441,099)		$ (1,633,901)
Balance (in Shares) at Jun. 30, 2025				1,429		60	9,503		1,194,802
Issuance of shares of Common Stock upon conversion of Series C Preferred Stock																																				$ (44,643)				$ 2		44,641
Issuance of shares of Common Stock upon conversion of Series C Preferred Stock (in Shares)																																				(53)				10,600
Purchases of shares of Common Stock under Keystone ELOC																																								$ 25		1,278,192			1,278,217
Purchases of shares of Common Stock under Keystone ELOC (in Shares)																																								253,682
Issuance of Series D Preferred Stock for cash, net of issuance costs																																					$ 320,801								320,801
Issuance of Series D Preferred Stock for cash, net of issuance costs (in Shares)																																					497
Issuance of shares of Common Stock upon conversion of Series D Preferred Stock																																					$ (152,115)			$ 4		152,111
Issuance of shares of Common Stock upon conversion of Series D Preferred Stock (in Shares)																																					(200)			37,314
Write off of subscription receivable deemed offering cost																																										(78,750)	78,750
Stock based compensation expense																																										348,116			348,116
Net loss																																												(4,856,395)	(4,856,395)
Balance at Sep. 30, 2025																																		$ 1,287,315		$ 2,292	$ 7,408,866			$ 150		$ 73,055,709		$ (86,297,494)	$ (4,543,162)
Balance (in Shares) at Sep. 30, 2025																																		1,429		7	9,800			1,496,398